Fees Summary	Aug. 01, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,715,000
Previously Paid Amount	0.00
Total Fee Amount	568.77
Total Offset Amount	0.00
Net Fee	568.77
Narrative - Max Aggregate Offering Price	$ 3,715,000
Final Prospectus	true